Acquisitions (Details) - Summary of Assets Acquired and Liabilities Assumed at their Preliminary Estimated Acquisition Date Fair Value - Previously Reported [Member] - Maestro [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Purchase Price
Purchase Price	$ 19,900,000	$ 19,900,000
Purchase Price Allocation
Cash	17,081,602	17,081,602
Restricted cash	16,306,547	16,306,547
Accounts receivable	321,198	321,198
Unbilled receivable	646,189	646,189
Prepaid expenses and other current assets	1,751,371	1,751,371
Property and equipment	761,760	921,680
Property and equipment	(159,920)
Operating lease - right of use assets	2,555,375	2,555,375
Goodwill	3,652,283	3,454,143
Goodwill	198,140
Security deposits	1,240,889	1,240,889
Account payable	(150,328)	(150,328)
Accrued expenses	(4,592,500)	(4,554,280)
Accrued expenses	(38,220)
Accrued fiduciary obligations	(16,306,547)	(16,306,547)
Operating lease liabilities	(4,816,490)	(4,816,490)
Deferred revenue	(191,349)	(191,349)
Total fair value of net assets acquired and liabilities assumed	19,900,000	19,900,000
Total fair value of net assets acquired and liabilities assumed
Trademarks [Member]
Purchase Price Allocation
Intangible assets	800,000	800,000
Customer Relationships [Member]
Purchase Price Allocation
Intangible assets	$ 840,000	$ 840,000